5 SHARE-BASED COMPENSATION: (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Options granted to employees	60,000	982,700
Aggregate grants of common stock	1,614,898	1,563,569
Share based compensation	$ 502,254